TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 506,000,000	$ 502,000,000
Collateral deposits	603,000,000	434,000,000
Prepaids and others	53,000,000	83,000,000
Income tax receivables	66,000,000	30,000,000
Inventory	18,000,000	20,000,000
Other short-term receivables	75,000,000	77,000,000
Trade receivables and other current assets, net	$ 1,321,000,000	$ 1,146,000,000
% of trade receivables that is current	96.00%	89.00%